Intangible Assets Intangible Assets - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) $ in Millions	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
2021	$ (80)
2022	(72)
2023	(29)
2024	(2)
2025	(5)
Pepco Holdings LLC [Member]
Finite-Lived Intangible Assets [Line Items]
2021	(89)
2022	(81)
2023	(38)
2024	(5)
2025	$ (5)